RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 04, 2015	Dec. 19, 2017	Nov. 21, 2014	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018	May 12, 2017	Jul. 22, 2009
Aggregate forgiveness of related party notes				$ 743		$ (48,880)
Shares issued				13,495,394		13,495,394		12,825,393	12,587,053
Debt outstanding amount				$ 3,078,442		$ 3,078,442		$ 3,110,714
Repayment of related party debt						318,163	123,329	978,730	$ 15,300
Accrued interest				269,930		269,930
Revenue				8,856,888	6,112,531	20,822,317	10,228,447	30,013,378	6,755,436
Accounts receivable balance				1,769,814		1,769,814		1,255,596	661,850
Purchase of treasury stock from officer								(94,495)
Related party accrual for repurchase of shares of common stock						58,010		61,422
Reversal of proceeds due from noteholder due to repayment of note							11,411	24,044
Officers and directors [Member]
Shares issued													2,000,000
Dimitrios Goulielmos [Member]
Aggregate forgiveness of related party notes	$ 142,860
Debt instrument decrease accrued interest forgiveness	806
Due to related party	$ 200,000		$ 401,115
Debt outstanding amount				72,072		72,072		83,553
Repayment of related party debt						18,690		84,755	63,312
Interest rate			2.00%
Maturity date			May 11, 2015
Accrued interest				0		0		0
Ourania Matsouki [Member]
Due to related party								66,121	47,479
Repayment of related party debt								120,214
Mr. Siokas [Member]
Prepaid balance								15,454	0
Debt outstanding amount				678,316		678,316
Return of prepayment amount								17,607
Total compensation amount								250,000
Mr. Siokas [Member] | January 31, 2018 and February 14, 2018 [Member]
Debt outstanding amount				75,000		75,000
Repayment of related party debt						60,000
Additional borrowing				135,000		135,000
Grigorios Siokas [Member]
Due to related party										$ 10,906
Repayment of related party debt										$ 10,552
Grigorios Siokas [Member] | On October 1, 2016 [Member]
Due to related party				5,276		5,276		5,276
Debt outstanding amount				7,009		$ 7,009		7,213
Short term debt, borrowing capacity								$ 1,202
Maturity date						Oct. 01, 2017		Oct. 01, 2017
Grigorios Siokas [Member] | Loan payable [Member]
Due to related party				811,479		$ 811,479		$ 749,717	95,496
Debt outstanding amount								858,516
Repayment of related party debt						133,163
MediHelm S.A. [Member]
Prepaid balance				2,543,172		2,543,172		1,952,349
Accounts payable balance				447,902		447,902		385,485
Revenue									149,447
Accounts receivable balance				228,869		228,869		171,390
SkyPharm [Member]
Short term debt, borrowing capacity					315,386		315,386	6,728,606				$ 2,404,400
Accrued interest					$ 349,485		349,485
Revenue						615,238	535,620
Purchase of products						6,570,798	3,313,356
SkyPharm [Member] | MediHelm S.A. [Member]
Payments to acquire businesses								10,202,135	701,937
Revenue								1,429,784
DOC Pharma S.A. [Member]
Prepaid balance				1,759,732		1,759,732		933,425
Net prepaid balance				1,682,301		1,682,301		772,623
Due to related party				69		69			69
Accounts payable balance				77,431		77,431		160,801
Payments to acquire businesses								5,349,187	3,218,392
Revenue								0	$ 195,372
Purchase of products						3,064,370	1,898,134
Mr. Konstantinos Vassilopoulos [Member]
Prepaid balance											$ 0
Borrowed and repaid											$ 125,000
MediHelm S.A. [Member] | Dimitrios Goulielmos [Member]
Due to related party				220,988		220,988		233,118
Decahedron [Member]
Purchase of products						582,885	$ 57,394
Decahedron [Member] | MediHelm S.A. [Member]
Payments to acquire businesses								784,272
Tranche 1 [Member]
Purchase of treasury stock from officer								38,470
Reversal of proceeds due from noteholder due to repayment of note								24,044
Tranche [Member]
Purchase of treasury stock from officer								33,073
Related party accrual for repurchase of shares of common stock								61,422
Stock Purchase Agreement [Member] | Director [Member]
Purchase of treasury stock from officer		$ (94,495)
Purchase of treasury stock, Shares		20,000
Loan agreement [Member] | DOC Pharma S.A. [Member]
Debt outstanding amount				14,017		14,017		14,426
Accrued interest				704		704		572
Loan agreement [Member] | DOC Pharma S.A. [Member] | On November 1, 2015 [Member]
Short term debt, borrowing capacity				$ 12,662		12,662		12,662
Payment of miscellaneous bills						$ 12,662		$ 12,662
Interest rate						2.00%		2.00%
Maturity date						Oct. 31, 2016		Oct. 31, 2016